Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Related Party Transactions 1	$ 15,447
Related Party Transactions 2	5,011
Related Party Transactions 3	0
Related Party Transactions 4	0
Related Party Transactions 5	0
Related Party Transactions 6	0
Related Party Transactions 7	24.00%
Related Party Transactions 8	8,084
Related Party Transactions 9	0
Related Party Transactions 10	$ 11,646